Related Party Transactions - Summary Of Accounts Receivable Related Party Debt Allowance For Credit Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance as of January 1	¥ 92,695
Amounts written off			¥ (3,951)
Foreign Exchange effect	(6,310)	$ (914)	1,912
Total	102,161	14,812	92,695
Account Receivable Related Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance as of January 1	58,786	8,523	46,204
Accounts Receivable, Credit Loss Expense (Reversal)	7,846	1,138	15,563
Amounts written off			(2,917)
Foreign Exchange effect	457	66	(64)
Total	¥ 67,089	$ 9,727	¥ 58,786